Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$144,952	43,169	—	188,121	(43,169)	(1)	$144,952
Other revenue	1,609	—	—	1,609		(1)	1,609
Total revenues	146,561	43,169	—	189,730			146,561
Operating expenses	(27,294)	(10,932)	(5,817)	(44,043)	10,932	(1)	(33,111)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,938	(1)	17,938
Segment EBITDA	119,267	32,237	(5,817)	145,687
Depreciation and amortization	(21,146)	(9,725)	—	(30,871)	9,725	(1)	(21,146)
Operating income (loss)	98,121	22,512	(5,817)	114,816			110,242
Gain (loss) on derivative instruments	4,681	8,496	—	13,177	(8,496)	(1)	4,681
Other financial income (expense), net	(26,381)	(13,070)	(2,615)	(42,066)	13,070	(1)	(28,996)
Income (loss) before tax	76,421	17,938	(8,432)	85,927	—		85,927
Income tax expense	(8,253)	—	(52)	(8,305)	—		(8,305)
Net income (loss)	$68,168	17,938	(8,484)	77,622	—		$77,622
Preferred unitholders’ interest in net income	—	—	—	—	12,303	(2)	12,303
Limited partners' interest in net income (loss)	$68,168	17,938	(8,484)	77,622	(12,303)	(2)	$65,319

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$658,311	261,614	—	919,925	(261,614)	(1)	$658,311
Net investment in direct financing lease	283,073	—	—	283,073	—		283,073
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,536	3,536	—		3,536
Total assets	1,007,202	286,283	15,838	1,309,323	(286,283)	(1)	1,023,040
Accumulated losses of joint ventures	—	—	50	50	(2,858)	(1)	(2,808)
Expenditures for vessels & equipment	257	3,305	—	3,562	(3,305)	(2)	257
Expenditures for drydocking	—	2,490	—	2,490	(2,490)	(2)	—
Principal repayment direct financing lease	3,814	—	—	3,814	—		3,814
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$143,531	42,165	—	185,696	(42,165)	(1)	$143,531
Accrual historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)(2)	—
Total revenues	143,531	30,315	—	173,846			143,531
Operating expenses	(27,612)	(8,628)	(6,089)	(42,329)	8,628	(1)	(33,701)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,139	(1)	5,139
Less: Non-controlling interest in Segment EBITDA	(19,210)	—	—	(19,210)	19,210	(3)	—
Segment EBITDA	96,558	21,687	(6,089)	112,156
Add: Non-controlling interest in Segment EBITDA	19,210	—	—	19,210	(19,210)	(3)	—
Depreciation and amortization	(21,054)	(9,815)	—	(30,869)	9,815	(1)	(21,054)
Operating income (loss)	94,714	11,872	(6,089)	100,497			93,764
Gain (loss) on derivative instruments	2,463	7,194	—	9,657	(7,194)	(1)	2,463
Other financial income (expense), net	(29,656)	(13,927)	(3,503)	(47,086)	13,927	(1)	(33,159)
Income (loss) before tax	67,521	5,139	(9,592)	63,068	—		63,068
Income tax benefit (expense)	(3,893)	—	15	(3,878)	—		(3,878)
Net income (loss)	$63,628	5,139	(9,577)	59,190	—		$59,190
Non-controlling interest in net income	10,408	—	—	10,408			10,408
Preferred unitholders’ interest in net income	—	—	—	—	2,480	(4)	2,480
Limited partners' interest in net income (loss)	$53,220	5,139	(9,577)	48,782	(2,480)	(4)	$46,302

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	For additional information, refer to note 22 under “Joint ventures claims and accruals.”
(3)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

(4)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$679,041	265,642	—	944,683	(265,642)	(1)	$679,041
Net investment in direct financing lease	286,626	—	—	286,626	—		286,626
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,263	3,263	—		3,263
Total assets	1,041,517	287,562	17,442	1,346,521	(287,562)	(1)	1,058,959
Accumulated losses of joint ventures	—	—	50	50	(20,796)	(1)	(20,746)
Expenditures for vessels & equipment	287	525	—	811	(524)	(2)	287
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	3,485	—	—	3,485	—		3,485
Amortization of above market contract	3,631	—	—	3,631	—		3,631
Non-controlling interest: amortization of above market contract	$(553)	—	—	(553)	—		$(553)

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$91,107	43,272	—	134,379	(43,272)	$91,107
Total revenues	91,107	43,272	—	134,379		91,107
Operating expenses	(19,043)	(9,107)	(6,755)	(34,905)	9,107	(25,798)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	16,622	16,622
Segment EBITDA	71,749	34,165	(6,755)	99,159
Depreciation and amortization	(10,552)	(9,525)	—	(20,077)	9,525	(10,552)
Operating income (loss)	61,197	24,640	(6,755)	79,082		71,064
Gain (loss) on derivative instruments	1,839	7,092	—	8,931	(7,092)	1,839
Other financial income (expense), net	(23,381)	(15,110)	(4,273)	(42,764)	15,110	(27,654)
Income (loss) before tax	39,655	16,622	(11,028)	45,249	—	45,249
Income tax expense	(3,852)	—	(20)	(3,872)	—	(3,872)
Net income (loss)	$35,803	16,622	(11,048)	41,377	—	$41,377

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
For the years ended December 31, 2018, 2017 and 2016, the percentage of consolidated total revenues from the following customers accounted for over 10% of the consolidated total revenues:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
PT PGN LNG Indonesia	33%	33%	50%
Höegh LNG Egypt LLC	31%	31%	50%
Sociedad Portuaria El Cayao S.A. E.S.P.	36%	36%	—